Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
Schedule of Company’s Subsidiaries Details

As of December 31, 2025, the Company’s subsidiaries are detailed in the table as follows:

Name	Jurisdiction of formation	Date of incorporation	Direct/indirect economic ownership %	Principal activity
Zynergy Holding Co., Limited (“Zynergy BVI”)	A BVI company	Incorporated on December 27, 2023	100%	Holding company
Etoiles Consultancy	A Hong Kong company	Incorporated on October 9, 2013	100%	Integrated investor relations service
Etoiles Financial	A Hong Kong company	Incorporated on November 16, 2023	100%	Inactive
Etoiles Original Limited	A BVI company	Incorporated on October 8, 2025	100%	Inactive
Etoiles Vision Technology (Shenzhen) Limited	A People’s Republic of China company	Incorporated on December 19, 2025	100%	Integrated investor relations service